Segment Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue	$ 313,564	$ 338,160	$ 425,940
ROW (Segment) [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	96,718	89,206	108,869
ROW (Segment) [Member] | One major customer [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ 33,494	$ 23,118	$ 37,197
Percentage of entity's revenue from major customer	10.68%	6.84%	8.73%